THE ALGER PORTFOLIOS

Alger Capital Appreciation Portfolio

Class I-2

Supplement Dated January 1, 2012 to the
Prospectus Dated May 1, 2011
As supplemented to date

The following is added to page 3, as the sixth sentence under the heading "Performance."

Prior to January 1, 2012, the Fund compared its performance to the Russell 3000 Growth Index. The Fund will compare its performance to the Russell 1000 Growth Index to better reflect the aggregate capitalization range of the securities in the Fund's portfolio.

S-APPI-2 1112

THE ALGER PORTFOLIOS

Alger Capital Appreciation Portfolio

Class S

Supplement Dated January 1, 2012 to the
Prospectus Dated May 1, 2011
As supplemented to date

The following is added to page 3, as the sixth sentence under the heading "Performance."

Prior to January 1, 2012, the Fund compared its performance to the Russell 3000 Growth Index. The Fund will compare its performance to the Russell 1000 Growth Index to better reflect the aggregate capitalization range of the securities in the Fund's portfolio.

S-APPS 1112